BUSINESS COMBINATIONS AND INVESTMENTS - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination
Additional consideration related to acquisitions from prior years	$ 31.2		$ 18.5
Net income (loss) attributable to GFL Environmental Inc.	45.4		(311.8)
Revenue	7,515.5		6,761.3
Purchase of interests		$ 19.0		$ 0.0
Share of profit from continuing operations and total comprehensive income from associates		62.1		21.1
Purchase of interests in investments accounted for using equity method		44.9		47.6
Share of profit from continuing operations and total comprehensive income from joint venture		$ 0.0		$ 0.4
Deferred income tax liabilities
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(4.7)
lease obligations
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	0.2
Closure and post-closure obligations
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(1.1)
Intangible assets
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(21.3)
Property, plant and equipment
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	31.0
Goodwill [Member]
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	0.1
Net working capital
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(15.4)
Business Combinations In Current Fiscal Year
Disclosure of detailed information about business combination
Net income (loss) attributable to GFL Environmental Inc.	29.8
Pro-forma revenue	7,763.6
Pro-forma net income (loss)	(234.3)
Revenue	209.1
Solid waste management businesses
Disclosure of detailed information about business combination
Goodwill expected to be deductible for tax purposes	$ 143.7		$ 279.2